Share Option and Warrant Reserves (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Option and Warrant Reserves
Outstanding warrants Beginning of the year	1,626,740	337,813
Warrants issued	7,461,450	1,297,591
Warrants exercised	101,042	8,664
Warrants expired	(775,695)
Outstanding warrants end of the year	8,211,453	1,626,740
Outstanding warrants, exercise price Brginning of the year	$ 1.66	$ 2.96
Warrants issued, exercise price	1.20	1.33
Warrants exercised, exercise price	1.46	1.46
Warrants expired, exercise price	1.42
Outstanding warrants, exercise price end of the year	$ 1.27	$ 1.66